Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.
(a)
................. 7,081 $ 5,349,625
Curtiss-Wright Corp. ................... 3,575 1,752,536
GE Aerospace ....................... 77,647 21,048,549
HEICO Corp. ....................... 4,026 1,315,697
HEICO Corp. , Class A .................. 7,321 1,889,477
Howmet Aerospace, Inc. ................ 36,888 6,631,356
L3Harris Technologies, Inc. .............. 8,353 2,295,571
Textron, Inc. ........................ 6,139 477,430
TransDigm Group, Inc. ................. 5,084 8,177,411
48,937,652
Automobiles — 2.9%
Tesla, Inc.
(a)
......................... 266,201 82,061,782
Banks — 0.0%
First Citizens BancShares, Inc. , Class A ...... 592 1,180,898
Beverages — 0.1%
Brown-Forman Corp. , Class A ............ 2,275 65,156
Brown-Forman Corp. , Class B, NVS ........ 12,057 347,844
Monster Beverage Corp.
(a)
............... 65,102 3,824,743
4,237,743
Biotechnology — 0.6%
(a)
Alnylam Pharmaceuticals, Inc. ............ 12,247 4,803,763
BioMarin Pharmaceutical, Inc. ............ 12,965 750,025
Insmed, Inc. ........................ 17,099 1,834,381
Natera, Inc. ......................... 12,605 1,684,784
Summit Therapeutics, Inc.
(b)
.............. 10,731 282,977
Vertex Pharmaceuticals, Inc. ............. 17,924 8,188,938
17,544,868
Broadline Retail — 4.2%
Amazon.com, Inc.
(a)
................... 460,716 107,858,223
Coupang, Inc. , Class A
(a)
................ 77,878 2,291,949
eBay, Inc. .......................... 15,125 1,387,719
MercadoLibre, Inc.
(a)
................... 4,474 10,620,784
122,158,675
Building Products — 0.6%
Allegion plc ......................... 4,676 775,842
Carlisle Cos., Inc. .................... 4,111 1,458,213
Carrier Global Corp. ................... 38,553 2,645,507
Johnson Controls International plc ......... 44,392 4,661,160
Lennox International, Inc. ............... 3,127 1,904,343
Masco Corp. ........................ 8,486 578,151
Trane Technologies plc ................. 15,220 6,667,577
18,690,793
Capital Markets — 3.1%
Ameriprise Financial, Inc. ............... 4,796 2,485,239
Ares Management Corp. , Class A .......... 19,300 3,580,729
Bank of New York Mellon Corp. (The) ....... 32,275 3,274,299
Blackstone, Inc. , Class A ................ 46,743 8,084,669
Blue Owl Capital, Inc. , Class A ............ 54,802 1,060,419
Charles Schwab Corp. (The) ............. 88,819 8,680,281
Coinbase Global, Inc. , Class A
(a)
........... 19,152 7,234,860
FactSet Research Systems, Inc. ........... 3,608 1,453,663
Interactive Brokers Group, Inc. , Class A ...... 41,202 2,701,203
Intercontinental Exchange, Inc. ........... 30,480 5,633,618
KKR & Co., Inc. ...................... 30,878 4,526,097
LPL Financial Holdings, Inc. .............. 7,599 3,007,152
Moody's Corp. ....................... 14,913 7,691,082
Morningstar, Inc. ..................... 2,405 664,886
MSCI, Inc. ......................... 7,109 3,990,708
Nasdaq, Inc. ........................ 36,807 3,541,570
Security
Shares
Shares Value
Capital Markets (continued)
Raymond James Financial, Inc. ........... 7,907 $ 1,321,497
Robinhood Markets, Inc. , Class A
(a)
......... 69,600 7,172,280
S&P Global, Inc. ..................... 20,624 11,365,886
Tradeweb Markets, Inc. , Class A ........... 11,020 1,526,821
88,996,959
Chemicals — 0.8%
Corteva, Inc. ........................ 40,915 2,951,199
Dow, Inc. .......................... 22,741 529,638
DuPont de Nemours, Inc. ............... 16,552 1,190,089
Ecolab, Inc. ........................ 18,062 4,727,909
International Flavors & Fragrances, Inc. ...... 12,655 898,884
Linde plc .......................... 15,818 7,280,393
RPM International, Inc. ................. 6,398 751,189
Sherwin-Williams Co. (The) .............. 13,007 4,303,756
Westlake Corp. ...................... 1,300 103,090
22,736,147
Commercial Services & Supplies — 0.8%
Cintas Corp. ........................ 32,936 7,329,907
Clean Harbors, Inc.
(a)
.................. 4,839 1,141,084
Copart, Inc.
(a)
....................... 79,882 3,621,051
Republic Services, Inc. ................. 13,235 3,052,653
Rollins, Inc. ......................... 27,984 1,602,644
Veralto Corp. ........................ 15,072 1,579,998
Waste Management, Inc. ................ 20,846 4,777,069
23,104,406
Communications Equipment — 0.6%
Arista Networks, Inc.
(a)
................. 98,149 12,093,920
F5, Inc.
(a)
.......................... 3,618 1,133,953
Motorola Solutions, Inc. ................ 10,946 4,805,075
18,032,948
Construction & Engineering — 0.4%
AECOM ........................... 8,261 931,345
Comfort Systems USA, Inc. .............. 3,349 2,355,352
EMCOR Group, Inc. ................... 4,224 2,650,518
Quanta Services, Inc. .................. 13,841 5,621,245
11,558,460
Construction Materials — 0.2%
Martin Marietta Materials, Inc. ............ 2,820 1,621,162
Vulcan Materials Co. .................. 12,621 3,466,610
5,087,772
Consumer Finance — 0.4%
American Express Co. ................. 30,167 9,029,285
SoFi Technologies, Inc.
(a)
................ 102,388 2,311,921
Synchrony Financial ................... 16,813 1,171,362
12,512,568
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 7,588 803,569
Casey's General Stores, Inc. ............. 3,457 1,798,089
Costco Wholesale Corp. ................ 28,707 26,974,245
Performance Food Group Co.
(a)
........... 10,342 1,038,337
Sprouts Farmers Market, Inc.
(a)
............ 9,313 1,411,292
Sysco Corp. ........................ 16,921 1,346,912
US Foods Holding Corp.
(a)
............... 14,123 1,176,870
Walmart, Inc. ........................ 196,416 19,244,840
53,794,154
Containers & Packaging — 0.0%
Avery Dennison Corp. .................. 2,760 463,045
Ball Corp. .......................... 13,156 753,313
1,216,358

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.1%
Duolingo, Inc. , Class A
(a)
................ 3,692 $ 1,279,462
Service Corp. International .............. 9,464 722,198
2,001,660
Electric Utilities — 0.3%
Constellation Energy Corp. .............. 15,354 5,340,736
NRG Energy, Inc. ..................... 8,006 1,338,603
PPL Corp. ......................... 29,754 1,061,920
7,741,259
Electrical Equipment — 1.5%
AMETEK, Inc. ....................... 21,898 4,047,845
Eaton Corp. plc ...................... 18,537 7,131,554
Emerson Electric Co. .................. 28,270 4,113,568
GE Vernova, Inc. ..................... 25,963 17,143,109
Hubbell, Inc. ........................ 5,085 2,224,586
Rockwell Automation, Inc. ............... 6,325 2,224,566
Vertiv Holdings Co. , Class A ............. 35,618 5,185,981
42,071,209
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 114,572 12,203,064
CDW Corp. ......................... 4,380 763,784
Corning, Inc. ........................ 39,559 2,501,711
Flex Ltd.
(a)
.......................... 14,741 735,134
Jabil, Inc. .......................... 5,572 1,243,503
Keysight Technologies, Inc.
(a)
............. 11,340 1,858,739
TE Connectivity plc ................... 14,163 2,914,037
Teledyne Technologies, Inc.
(a) (b)
........... 3,162 1,742,325
Trimble, Inc.
(a) (b)
...................... 16,159 1,355,579
Zebra Technologies Corp. , Class A
(a)
........ 3,225 1,093,340
26,411,216
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 47,306 2,131,135
Entertainment — 2.3%
Electronic Arts, Inc. ................... 10,560 1,610,294
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 2,222 200,247
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 20,169 2,023,959
Live Nation Entertainment, Inc.
(a)
.......... 13,646 2,015,514
Netflix, Inc.
(a)
........................ 40,663 47,144,682
ROBLOX Corp. , Class A
(a)
............... 57,248 7,888,202
Take-Two Interactive Software, Inc.
(a)
........ 16,019 3,567,912
TKO Group Holdings, Inc. , Class A ......... 6,494 1,091,057
65,541,867
Financial Services — 4.1%
Affirm Holdings, Inc. , Class A
(a)
............ 25,280 1,733,197
Apollo Global Management, Inc. ........... 17,835 2,591,782
Block, Inc. , Class A
(a)
.................. 31,920 2,466,139
Corpay, Inc.
(a)
....................... 4,356 1,407,206
Fidelity National Information Services, Inc. .... 34,049 2,703,831
Fiserv, Inc.
(a)
........................ 25,663 3,565,617
Jack Henry & Associates, Inc. ............ 6,924 1,175,799
Mastercard, Inc. , Class A ................ 77,980 44,173,331
Toast, Inc. , Class A
(a)
.................. 47,087 2,299,729
Visa, Inc. , Class A .................... 163,938 56,635,661
118,752,292
Food Products — 0.1%
Hershey Co. (The) .................... 4,984 927,672
McCormick & Co., Inc. (Non-Voting) , NVS .... 12,053 851,303
1,778,975
Security
Shares
Shares Value
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 7,181 $ 1,119,662
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc. .......... 4,157 598,816
Norfolk Southern Corp. ................. 13,010 3,616,780
Old Dominion Freight Line, Inc. ........... 16,939 2,528,146
Uber Technologies, Inc.
(a)
............... 199,909 17,542,015
XPO, Inc.
(a) (b)
........................ 11,194 1,346,526
25,632,283
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................... 88,505 11,168,446
Align Technology, Inc.
(a)
................. 3,348 431,926
Boston Scientific Corp.
(a)
................ 140,060 14,695,095
Cooper Cos., Inc. (The)
(a)
............... 13,389 946,468
Dexcom, Inc.
(a) (b)
..................... 37,078 2,994,790
Edwards Lifesciences Corp.
(a)
............ 55,629 4,411,936
GE HealthCare Technologies, Inc. ......... 17,611 1,256,017
IDEXX Laboratories, Inc.
(a)
............... 7,641 4,082,663
Insulet Corp.
(a)
....................... 6,638 1,914,399
Intuitive Surgical, Inc.
(a)
................. 33,713 16,218,987
ResMed, Inc. ....................... 13,967 3,798,186
STERIS plc ......................... 9,049 2,049,508
Stryker Corp. ....................... 20,536 8,065,103
72,033,524
Health Care Providers & Services — 0.5%
Cardinal Health, Inc. ................... 13,438 2,085,847
Cencora, Inc. ....................... 17,413 4,981,511
McKesson Corp. ..................... 7,495 5,198,082
Molina Healthcare, Inc.
(a)
................ 2,777 438,405
Tenet Healthcare Corp.
(a)
................ 2,993 482,711
13,186,556
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc. ........ 5,322 406,761
Healthpeak Properties, Inc. .............. 28,371 480,605
Ventas, Inc. ........................ 39,563 2,657,842
Welltower, Inc. ....................... 61,657 10,177,721
13,722,929
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 14,234 4,045,303
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. , Class A
(a)
.................. 25,924 3,432,597
Booking Holdings, Inc. ................. 3,104 17,084,602
Chipotle Mexican Grill, Inc.
(a)
............. 127,212 5,454,851
Darden Restaurants, Inc. ............... 6,670 1,345,139
Domino's Pizza, Inc. ................... 3,012 1,395,189
DoorDash, Inc. , Class A
(a)
............... 34,374 8,602,093
DraftKings, Inc. , Class A
(a)
............... 46,303 2,085,487
Expedia Group, Inc. ................... 5,361 966,159
Flutter Entertainment plc
(a)
............... 15,814 4,779,940
Hilton Worldwide Holdings, Inc. ........... 22,153 5,938,776
Las Vegas Sands Corp. ................ 20,251 1,061,152
Marriott International, Inc. , Class A ......... 7,517 1,983,210
McDonald's Corp. .................... 22,147 6,645,650
Royal Caribbean Cruises Ltd. ............ 23,770 7,555,770
Starbucks Corp. ...................... 34,167 3,046,330
Yum! Brands, Inc. .................... 26,658 3,842,751
75,219,696
Household Durables — 0.2%
Garmin Ltd. ......................... 11,356 2,484,239
NVR, Inc.
(a)
......................... 119 898,389
PulteGroup, Inc. ..................... 8,243 930,799

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Somnigroup International, Inc. ............ 17,731 $ 1,283,370
5,596,797
Household Products — 0.3%
Church & Dwight Co., Inc. ............... 23,428 2,196,844
Clorox Co. (The) ..................... 8,800 1,104,928
Colgate-Palmolive Co. ................. 39,412 3,304,696
Kimberly-Clark Corp. .................. 11,045 1,376,428
7,982,896
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ........................ 32,104 6,694,968
Insurance — 1.2%
Allstate Corp. (The) ................... 13,519 2,747,737
American International Group, Inc. ......... 23,292 1,808,158
Aon plc , Class A ..................... 11,384 4,049,403
Arthur J Gallagher & Co. ................ 17,725 5,091,506
Brown & Brown, Inc. ................... 26,664 2,436,290
Erie Indemnity Co. , Class A, NVS .......... 2,391 851,770
Loews Corp. ........................ 7,214 653,155
Markel Group, Inc.
(a) (b)
.................. 680 1,365,637
Marsh & McLennan Cos., Inc. ............ 19,833 3,950,734
Progressive Corp. (The) ................ 38,587 9,339,597
Willis Towers Watson plc ................ 4,239 1,338,718
WR Berkley Corp. .................... 16,095 1,107,497
34,740,202
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class C, NVS ............. 132,737 25,599,658
Meta Platforms, Inc. , Class A ............. 208,319 161,122,247
Pinterest, Inc. , Class A
(a)
................ 25,677 991,132
Reddit, Inc. , Class A
(a) (b)
................. 7,223 1,159,942
Snap, Inc. , Class A, NVS
(a) (b)
............. 54,445 513,416
189,386,395
IT Services — 1.0%
Accenture plc , Class A ................. 18,424 4,921,050
Cloudflare, Inc. , Class A
(a) (b)
.............. 29,245 6,073,602
CoreWeave, Inc. , Class A
(a) (b)
............. 1,957 223,352
Gartner, Inc.
(a)
....................... 7,207 2,440,651
GoDaddy, Inc. , Class A
(a)
................ 13,508 2,182,623
MongoDB, Inc. , Class A
(a)
............... 7,464 1,775,611
Okta, Inc. , Class A
(a) (b)
.................. 15,899 1,554,922
Snowflake, Inc. , Class A
(a)
............... 30,972 6,922,242
Twilio, Inc. , Class A
(a)
.................. 9,503 1,225,887
VeriSign, Inc. ....................... 7,577 2,037,228
29,357,168
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............... 10,384 1,192,187
IQVIA Holdings, Inc.
(a)
.................. 5,435 1,010,149
Mettler-Toledo International, Inc.
(a)
......... 1,158 1,428,602
Revvity, Inc. ........................ 4,386 385,529
Waters Corp.
(a)
...................... 5,624 1,623,986
West Pharmaceutical Services, Inc. ........ 4,054 969,960
6,610,413
Machinery — 1.0%
Caterpillar, Inc. ...................... 12,602 5,519,928
Cummins, Inc. ....................... 6,102 2,243,217
Dover Corp. ........................ 8,236 1,491,869
Fortive Corp. ........................ 15,779 756,287
Graco, Inc. ......................... 16,017 1,345,108
IDEX Corp. ......................... 3,661 598,610
Ingersoll Rand, Inc. ................... 25,344 2,144,863
Otis Worldwide Corp. .................. 25,121 2,152,618
Security
Shares
Shares Value
Machinery (continued)
Parker-Hannifin Corp. .................. 4,313 $ 3,156,685
Pentair plc ......................... 11,284 1,153,225
Snap-on, Inc. ....................... 1,610 517,116
Westinghouse Air Brake Technologies Corp. ... 16,241 3,119,084
Xylem, Inc. ......................... 22,900 3,311,798
27,510,408
Media — 0.2%
Fox Corp. , Class A, NVS ................ 8,795 490,409
Fox Corp. , Class B .................... 5,590 285,873
Liberty Broadband Corp. , Class A
(a)
......... 1,616 98,786
Liberty Broadband Corp. , Class C, NVS
(a)
.... 9,961 610,808
News Corp. , Class A, NVS .............. 35,984 1,055,051
News Corp. , Class B .................. 9,807 327,750
Trade Desk, Inc. (The) , Class A
(a)
.......... 42,997 3,739,019
6,607,696
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. ................ 92,475 3,721,194
Reliance, Inc. ....................... 2,098 608,693
Steel Dynamics, Inc. ................... 6,729 858,351
5,188,238
Multi-Utilities — 0.3%
Ameren Corp. ....................... 10,430 1,054,786
CenterPoint Energy, Inc. ................ 28,047 1,088,785
CMS Energy Corp. .................... 11,339 836,818
Dominion Energy, Inc. .................. 43,050 2,516,272
Public Service Enterprise Group, Inc. ....... 18,397 1,651,867
WEC Energy Group, Inc. ................ 12,265 1,337,866
8,486,394
Oil, Gas & Consumable Fuels — 0.3%
EQT Corp. ......................... 27,194 1,461,677
Expand Energy Corp. .................. 10,788 1,130,367
Targa Resources Corp. ................. 20,569 3,422,887
Texas Pacific Land Corp. ................ 1,804 1,746,507
7,761,438
Passenger Airlines — 0.0%
Southwest Airlines Co. ................. 35,459 1,096,747
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) , Class A ...... 7,295 680,915
Pharmaceuticals — 2.1%
Eli Lilly & Co. ....................... 76,184 56,381,493
Zoetis, Inc. , Class A ................... 21,819 3,180,992
59,562,485
Professional Services — 0.9%
Automatic Data Processing, Inc. ........... 23,326 7,219,397
Booz Allen Hamilton Holding Corp. ......... 11,591 1,244,062
Broadridge Financial Solutions, Inc. ........ 11,136 2,756,271
Equifax, Inc. ........................ 11,699 2,810,451
Jacobs Solutions, Inc. .................. 5,035 714,315
Leidos Holdings, Inc. .................. 4,927 786,596
Paychex, Inc. ....................... 21,106 3,046,229
Paycom Software, Inc. ................. 4,783 1,107,456
TransUnion ......................... 18,398 1,751,306
Verisk Analytics, Inc. ................... 13,334 3,716,319
25,152,402
Real Estate Management & Development — 0.3%
(a)
CBRE Group, Inc. , Class A .............. 18,793 2,926,822
CoStar Group, Inc. .................... 37,855 3,603,418
Zillow Group, Inc. , Class A
(b)
............. 4,795 368,016

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C, NVS .......... 15,991 $ 1,272,084
8,170,340
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 17,276 599,304
AvalonBay Communities, Inc. ............ 6,618 1,232,801
Camden Property Trust ................. 4,155 453,726
Equity LifeStyle Properties, Inc. ........... 11,414 683,927
Equity Residential .................... 15,965 1,008,988
Essex Property Trust, Inc. ............... 3,167 823,990
Invitation Homes, Inc. .................. 30,510 935,132
Mid-America Apartment Communities, Inc. .... 4,995 711,438
Sun Communities, Inc. ................. 4,679 580,336
UDR, Inc. .......................... 12,431 488,414
7,518,056
Retail REITs — 0.1%
Realty Income Corp. ................... 63,244 3,549,886
Regency Centers Corp. ................ 6,198 442,537
3,992,423
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.
(a)
........... 154,064 27,163,024
Applied Materials, Inc. ................. 24,721 4,451,263
Broadcom, Inc. ...................... 437,422 128,470,842
Entegris, Inc. ........................ 14,250 1,118,055
KLA Corp. .......................... 12,641 11,111,818
Lam Research Corp. .................. 68,794 6,524,423
Marvell Technology, Inc. ................ 81,793 6,573,704
Monolithic Power Systems, Inc. ........... 4,351 3,094,605
NVIDIA Corp. ....................... 2,244,601 399,247,180
NXP Semiconductors NV ............... 11,560 2,471,181
ON Semiconductor Corp.
(a)
.............. 18,706 1,054,270
Teradyne, Inc. ....................... 9,891 1,062,590
592,342,955
Software — 20.8%
Adobe, Inc.
(a)
........................ 25,262 9,035,965
AppLovin Corp. , Class A
(a)
............... 22,160 8,657,912
Atlassian Corp. , Class A
(a)
............... 15,453 2,963,576
Autodesk, Inc.
(a)
...................... 20,228 6,131,309
Bentley Systems, Inc. , Class B ............ 12,705 736,636
Cadence Design Systems, Inc.
(a) (b)
......... 26,037 9,492,309
Crowdstrike Holdings, Inc. , Class A
(a)
........ 22,796 10,362,378
Datadog, Inc. , Class A
(a)
................ 28,409 3,976,692
DocuSign, Inc.
(a)
..................... 19,305 1,460,230
Dynatrace, Inc.
(a)
..................... 28,259 1,486,706
Fair Isaac Corp.
(a)
..................... 2,257 3,242,677
Fortinet, Inc.
(a)
....................... 61,844 6,178,216
Gen Digital, Inc. ...................... 19,557 576,736
Guidewire Software, Inc.
(a)
............... 7,917 1,790,984
HubSpot, Inc.
(a) (b)
..................... 4,732 2,458,984
Intuit, Inc. .......................... 26,629 20,907,227
Microsoft Corp. ...................... 707,258 377,322,143
Nutanix, Inc. , Class A
(a)
................. 24,233 1,821,595
Oracle Corp. ........................ 108,904 27,636,568
Palantir Technologies, Inc. , Class A
(a)
....... 202,647 32,089,152
Palo Alto Networks, Inc.
(a) (b)
.............. 62,858 10,912,149
PTC, Inc.
(a)
......................... 11,329 2,433,582
Roper Technologies, Inc. ................ 10,120 5,570,048
Salesforce, Inc. ...................... 49,295 12,734,377
ServiceNow, Inc.
(a)
.................... 19,642 18,524,763
Synopsys, Inc.
(a)
..................... 17,560 11,123,733
Tyler Technologies, Inc.
(a)
............... 4,082 2,386,174
Workday, Inc. , Class A
(a)
................ 20,550 4,713,759
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a)
....................... 9,105 $ 2,600,024
599,326,604
Specialized REITs — 0.6%
Crown Castle, Inc. .................... 28,195 2,963,013
Digital Realty Trust, Inc. ................ 14,903 2,629,485
Equinix, Inc. ........................ 6,967 5,470,279
Extra Space Storage, Inc. ............... 9,484 1,274,270
Iron Mountain, Inc. .................... 17,888 1,741,576
Public Storage ....................... 6,093 1,656,931
SBA Communications Corp. ............. 10,249 2,303,155
18,038,709
Specialty Retail — 1.1%
AutoZone, Inc.
(a)
..................... 1,592 5,999,261
Burlington Stores, Inc.
(a)
................ 5,954 1,625,204
Carvana Co. , Class A
(a) (b)
................ 12,457 4,860,348
O'Reilly Automotive, Inc.
(a)
............... 50,133 4,929,076
Ross Stores, Inc. ..................... 30,747 4,198,195
TJX Cos., Inc. (The) ................... 51,268 6,384,404
Tractor Supply Co. .................... 48,368 2,754,558
Ulta Beauty, Inc.
(a)
.................... 1,847 951,223
Williams-Sonoma, Inc. ................. 5,699 1,065,998
32,768,267
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. ......................... 711,213 147,626,482
NetApp, Inc. ........................ 9,391 977,885
Pure Storage, Inc. , Class A
(a) (b)
............ 29,180 1,736,794
Super Micro Computer, Inc.
(a) (b)
............ 50,164 2,958,171
153,299,332
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.
(a)
................ 14,386 1,527,361
Lululemon Athletica, Inc.
(a)
............... 6,621 1,327,709
Tapestry, Inc. ........................ 11,691 1,262,979
4,118,049
Tobacco — 0.4%
Philip Morris International, Inc. ............ 65,870 10,805,973
Trading Companies & Distributors — 0.6%
Fastenal Co. ........................ 108,594 5,009,441
Ferguson Enterprises, Inc. ............... 6,362 1,420,826
United Rentals, Inc. ................... 4,314 3,809,003
Watsco, Inc. ........................ 3,307 1,491,060
WW Grainger, Inc. .................... 4,304 4,474,180
16,204,510
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 11,323 1,587,938
Total Long-Term Investments — 99 .8%
(Cost: $ 1,723,651,467 ) ............................ 2,873,830,467

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(e)
................... 30,702,888 $ 30,715,170
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 3,834,195 3,834,195
Total Short-Term Securities — 1 .2%
(Cost: $ 34,546,060 ) ............................... 34,549,365
Total Investments — 101 .0%
(Cost: $ 1,758,197,527 ) ............................ 2,908,379,832
Liabilities in Excess of Other Assets — (1.0) % ............. (30,092,235)
Net Assets — 100.0% ...............................
$ 2,878,287,597
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,391,014 $ — $ (2,676,673)
(a)
$ 235 $ 594 $ 30,715,170 30,702,888 $ 46,958
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,089,324 744,871
(a)
— — — 3,834,195 3,834,195 37,434 —
$ 235 $ 594 $ 34,549,365 $ 84,392 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 18 09/19/25 $ 4,016 $ 169,697

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,873,830,467 $ — $ — $ 2,873,830,467
Short-Term Securities
Money Market Funds ...................................... 34,549,365 — — 34,549,365
$ 2,908,379,832 $ — $ — $ 2,908,379,832
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 169,697 $ — $ — $ 169,697
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust